Recent Accounting Pronouncements	12 Months Ended
Jan. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements
RECENT ACCOUNTING PRONOUNCEMENTS
Standards Implemented
Revenue Recognition
In September 2009, the FASB issued revenue recognition guidance applicable to multiple element arrangements. The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after February 1, 2011 (see Note 1, Organization, Business and Summary of Significant Accounting Policies—Revenue Recognition).
Goodwill Impairment
In September 2011, the FASB issued new accounting guidance on testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether a reporting unit's fair value is more likely than not less than its carrying value, including goodwill. In performing its qualitative assessment, an entity considers the extent to which adverse events or circumstances (or factors) identified, such as changes in economic conditions, industry and market conditions or entity specific events, could affect the comparison of the reporting unit's fair value with its carrying amount. If an entity concludes that the fair value of a reporting unit is more likely than not less than its carrying amount, the entity is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and, accordingly, measure the amount, if any, of goodwill impairment loss to be recognized for that reporting unit. The guidance is effective for the Company for interim and annual periods commencing February 1, 2012.
In the fourth quarter of the fiscal year ended January 31, 2012, in conjunction with management's annual testing of goodwill, the Company early adopted the new accounting guidance.
Under the qualitative assessment, various factors that would affect the estimated fair value of a reporting unit are identified. These factors are then classified by the type of impact they would have on the estimated fair value using positive, neutral, and adverse categories based on current business conditions. Additionally, an assessment of the level of impact that a particular factor would have on the estimated fair value is determined using high, medium, and low weighting.
During the annual testing of goodwill for the fiscal year ended January 31, 2012, management performed the qualitative assessment for its Verint reporting unit and Starhome (included as discontinued operations). The qualitative assessment included the review of changes of the following: recent financial performance, financial forecasts, discount rates, carrying amount, market values of comparable companies, industry conditions, and general economic conditions. Furthermore, management considered the results of the most recent two-step quantitative impairment test completed for a reporting unit (in this instance for the Company's Verint and Starhome reporting units, as of November 1, 2010). Management concluded that it was not more likely than not that the estimated fair value of the Verint and Starhome reporting unit's equity was less than its carrying value. As such, no further analysis of the Verint and Starhome reporting units was required.
Other Standards Implemented
In January 2010, the FASB issued guidance to amend the disclosure requirements related to recurring and nonrecurring fair value measurements. The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in an active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers. Additionally, the guidance requires a gross presentation of activity within the Level 3 (significant unobservable inputs) roll forward, presenting information on purchases, sales, issuance, and settlements separately. The guidance was effective for the Company for interim and annual periods that commenced February 1, 2010, except for the gross presentation of the Level 3 roll forward, which became effective for the Company for interim and annual periods that commenced February 1, 2011. Adoption of this guidance resulted in additional disclosures for the gross presentation of the Level 3 roll forward (see Note 13, Fair Value Measurements).
In December 2010, the FASB issued updated accounting guidance to clarify that pro forma disclosures should be presented as if a business combination occurred at the beginning of the prior annual period for purposes of preparing both the current reporting period and the prior reporting period pro forma financial information. These disclosures should be accompanied by a narrative description about the nature and amount of material, nonrecurring pro forma adjustments. This new accounting guidance is effective for business combinations consummated in periods beginning after December 15, 2010 and should be applied prospectively as of the date of adoption, although early adoption is permitted. The Company adopted this new guidance effective February 1, 2011. The adoption of this guidance did not have a material impact on the consolidated financial statements.
In December 2010, the FASB issued guidance on when to perform step two of the goodwill impairment test for reporting units with zero or negative carrying amounts. Upon adoption, if the carrying amount of the reporting unit is zero or negative, the reporting entity must perform step two of the goodwill impairment test if it is more likely than not that goodwill is impaired as of the date of adoption. In determining if it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating an impairment may exist. Goodwill impairment recognized upon adoption of the guidance should be presented as a cumulative-effect adjustment to opening retained earnings as of the adoption date reflecting a change in accounting principle. This guidance was effective for the Company for interim and annual periods that commenced on February 1, 2011. Because the carrying value of the Company's previously defined Comverse reporting unit was negative as of February 1, 2011 and the existence of adverse qualitative factors indicated potential impairment, step two of the goodwill impairment test was performed as of such date which did not result in an impairment. The adoption of this guidance did not have a material impact on the consolidated financial statements for the fiscal year ended January 31, 2012.
In June 2011, the FASB issued accounting guidance, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance eliminates the option to present components of other comprehensive income as part of the statement of equity. Under the new guidance, entities are required to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. In December 2011, the FASB amended and updated the guidance issued in June 2011 to defer certain presentation requirements. The amended and updated guidance was effective for the Company for the interim period ended April 30, 2012 with early adoption permitted. The Company adopted the guidance and applied it retrospectively to all periods presented. Other than the change in presentation, adoption of this guidance did not impact the Company's consolidated financial statements.
Standards to be Implemented
In May 2011, the FASB issued updated accounting guidance to amend existing requirements for fair value measurements and disclosures. The guidance expands the disclosure requirements around fair value measurements categorized in Level 3 of the fair value hierarchy and requires disclosure of the level in the fair value hierarchy of items that are not measured at fair value but whose fair value must be disclosed. It also clarifies and expands upon existing requirements for fair value measurements of financial assets and liabilities as well as instruments classified in shareholders' equity. The guidance was effective for the interim period and annual periods commencing February 1, 2012. The adoption of this guidance did not materially impact the Company's consolidated financial statement.